--------------------------------------------------------------------------------

CORTLAND                                                      600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                              212-830-5200
================================================================================




Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 2000 through September 30, 2000.

The Cortland General Money Market Fund had 133,315 shareholder accounts and net assets of $1,829,078,203 as of September 30, 2000.

As of September 30, 2000, the U.S. Government Fund had 6,279 shareholder accounts and net assets of $117,602,730.

As of September 30, 2000, the Municipal Money Market Fund had 2,532 shareholder accounts and net assets of $115,894,424.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.



Sincerely,




\s\Steven W. Duff




Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Commercial Paper (32.28%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000 Banco Santander Puerto Rico                                      10/18/00   6.57%   $  19,941,956     P1       A1+
    30,000,000 Caterpillar Financial Services                                   02/15/01   6.72       29,263,333     P1       A1
    45,000,000 Caterpillar Financial Services                                   04/12/01   6.69       43,459,200     P1       A1
    19,375,000 Forrestal Funding Master Trust                                   12/07/00   6.65       19,143,404     P1       A1+
    12,000,000 Great Lakes Funding Capital Corporation                          10/04/00   6.58       11,995,647     P1       A1+
    20,000,000 Great Lakes Funding Capital Corporation                          10/18/00   6.56       19,942,044     P1       A1+
    40,000,000 Great Lakes Funding Capital Corporation                          10/23/00   6.57       39,847,633     P1       A1+
    10,536,000 Great Lakes Funding Capital Corporation                          10/31/00   6.61       10,480,238     P1       A1+
    15,000,000 Island Finance Puerto Rico                                       06/08/01   6.76       14,332,888     P1       A1+
    50,000,000 Lehman Brothers Holdings Inc.                                    10/11/00   6.51       49,921,250     P2       A1
    25,000,000 Market Street Funding                                            10/05/00   6.55       24,986,417     P1       A1
    25,000,000 Marsh USA                                                        12/12/00   6.68       24,678,528     P1       A1+
    12,000,000 Mississippi Business Finance Corporation
               (Pascaqoula Processing Plant Project)                            11/21/00   6.67       12,000,000     P1       A1+
    20,000,000 Mississippi Business Finance Corporation
               (Pascaqoula Processing Plant Project)                            11/27/00   6.69       20,000,000     P1       A1+
    30,000,000 MPF Limited                                                      10/25/00   6.57       29,875,033     P1
    21,000,000 MPF Limited                                                      10/26/00   6.61       20,908,440     P1
    27,475,000 MPF Limited                                                      12/12/00   6.66       27,120,076     P1
    25,000,000 National Rural Utilities Cooperative                             03/13/01   6.65       24,275,500     P1       A1+
    20,000,000 National Rural Utilities Cooperative                             03/16/01   6.69       19,406,917     P1       A1+
    25,000,000 National Rural Utilities Cooperative                             03/27/01   6.65       24,214,111     P1       A1+
    20,000,000 Paine Webber Group (i)                                           10/26/00   6.76       19,911,333     P2       A2
    10,000,000 Receivables Capital Corporation                                  11/01/00   6.65        9,945,500     P1       A1+
    60,000,000 Sand Dollar Funding L.L.C.                                       10/13/00   6.66       59,879,917     P1       A1+
    15,000,000 Sand Dollar Funding L.L.C.                                       12/14/00   6.65       14,801,988     P1       A1+
--------------                                                                                     -------------
   597,386,000 Total Commercial Paper                                                                590,331,353
--------------                                                                                     -------------
Letter of Credit Commercial Paper (22.82%)
------------------------------------------------------------------------------------------------------------------------------------
$   15,000,000 AES Shady Point Inc.
               LOC Bank of America                                              11/07/00   6.60%   $  14,902,500     P1       A1+
    20,000,000 Banco Bradesco S.A.
               LOC Westdeutche Landesbank                                       10/02/00   6.53       20,000,000     P1       A1+
    35,000,000 Banco Bradesco S.A.
               LOC Barclays Bank PLC                                            11/20/00   6.58       34,689,871     P1       A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    5,567,000 Banco Continental de Panama S.A.
               LOC HSBC Bank US                                                 12/27/00   6.78%   $   5,479,626     P1       A1+
     8,005,000 Banco Continental de Panama S.A.
               LOC HSBC Bank US                                                 02/23/01   6.71        7,796,550     P1       A1+
    50,000,000 Banco Rio de La Plata, S.A.
               LOC HSBC Bank US                                                 11/30/00   6.61       49,467,361     P1       A1
    30,000,000 Banco Santander Brasilieros
               LOC Standard Chartered Bank                                      11/08/00   6.62       29,798,967     P1       A1
    11,827,000 Banco Santander Brasilieros
               LOC Standard Chartered Bank                                      11/13/00   6.62       11,737,036     P1       A1
    40,000,000 China Merchants Bank
               LOC ABN AMRO Bank                                                11/10/00   6.58       39,718,333     P1       A1+
    20,000,000 CSN Overseas
               LOC Banco Santander                                              10/23/00   6.58       19,923,933     P1       A1+
    20,000,000 CSN Overseas
               LOC Barclays Bank PLC                                            12/15/00   6.66       19,731,545     P1       A1+
    18,000,000 Dean Health System Inc.
               LOC Rabobank Nederland                                           11/13/00   6.61       17,862,660     P1       A1+
    25,000,000 Electric Reliability Council - Series A
               LOC Landesbank Hessen                                            11/21/00   6.61       25,000,000     P1       A1+
    20,800,000 HSBC Bank Argentina, S.A.
               LOC HSBC Bank US                                                 12/18/00   6.62       20,510,822     P1       A1+
    15,000,000 Louis Dreyfus Corporation
               LOC Dresdner Bank, A.G.                                          10/10/00   6.54       14,978,333     P1       A1+
    15,000,000 Louis Dreyfus Corporation
               LOC Bank of Montreal                                             10/23/00   6.56       14,942,950     P1       A1+
    32,000,000 Louis Dreyfus Corporation
               LOC Bank of Montreal                                             10/25/00   6.57       31,866,498     P1       A1+
    30,000,000 Pemex Capital Inc.
               LOC Barclays Bank PLC                                            12/27/00   6.73       29,531,300     P1       A1+
    10,000,000 Unibanco-Uniao de Bancos Brasilieros
               LOC Westdeutche Landesbank                                       07/13/01   7.13        9,474,600     P1       A1+
--------------                                                                                     -------------
   421,199,000 Total Letter of Credit Commercial Paper                                               417,412,885
--------------                                                                                     -------------
Master Notes (6.83%)
------------------------------------------------------------------------------------------------------------------------------------
$   45,000,000 GMAC Mortgage Corporation (a)                                    10/02/00   6.58%   $  45,000,000
    30,000,000 The Goldman Sachs Group L.P.                                     11/15/00   6.87       30,000,000     P1       A1+
    50,000,000 Willamette Industries, Inc. (c)                                  06/15/01   6.67       50,000,000              A1
--------------                                                                                     -------------
   125,000,000 Total Master Notes                                                                    125,000,000
--------------                                                                                     -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Medium Term Notes (3.01%)
------------------------------------------------------------------------------------------------------------------------------------
$   10,000,000 Goldman Sachs Group Inc.                                         11/07/00   6.70%   $  10,000,000     P1       A1+
    20,000,000 Lexington Parker (l)                                             01/25/01   6.63       20,000,000              A1
     5,000,000 RACERS 6-MM - Series 2000 (m)                                    04/26/01   6.55        4,996,544
    20,000,000 Syndicated Loan Funding Trust (b)                                06/15/01   6.76       20,000,000     Aa2
--------------                                                                                     -------------
    55,000,000 Total Medium Term Notes                                                                54,996,544
--------------                                                                                     -------------
Other Notes (30.73%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,470,000 2150 Investment Company - Series 1997 (d)
               LOC Fifth Third Bank                                             02/01/17   6.70%   $   2,470,000
     6,800,000 Adelanto California, Public Utility (d)
               LOC California State Teachers Retirement System                  11/01/34   6.65        6,800,000              A1+
     4,075,000 Adel, GA IDA (Specialty Stampings, L.L.C.) (d)
               LOC National Bank of Canada                                      06/01/14   6.70        4,075,000   VMIG-1
     3,850,000 Alabama State IDA (Central Casting Corporation) (d)
               LOC First Union National Bank of North Carolina                  11/01/15   6.68        3,850,000
     6,100,000 Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project-B) (d)
               LOC Columbus Bank & Trust Company                                05/01/17   6.78        6,100,000              A1
       945,000 Alpine Capital Investment LLC (d)
               LOC First of America                                             09/15/27   6.75          945,000
     1,500,000 Andrews Laser Works Corporation (d)
               LOC Firstar Bank, N.A.                                           05/01/08   6.75        1,500,000
    20,000,000 Bank of America Bank Notes (e)                                   02/26/01   6.63       20,000,000     P1       A1
     1,615,000 Berkeley Square Retirement Center - Series 1998 (d)
               LOC Fifth Third Bank                                             02/01/13   6.75        1,615,000
     2,000,000 Budd Office Building Associate
               (Patnership Project) - Series 1997 (d)
               LOC Comerica Bank                                                10/01/47   6.75        2,000,000
    10,000,000 CEGW, Incorporated (d)
               LOC PNC Bank, N.A.                                               03/31/09   6.75       10,000,000
     2,250,000 Central Michigan Inns, L.L.C. (d)
               LOC Michigan National Bank                                       04/01/30   6.65        2,250,000
    23,730,000 CFM International, Inc. Guaranteed Notes - Series 1999A (j)
               LOC General Electric Company                                     01/01/10   6.67       23,730,000
     5,300,000 Cheney Brothers Incorporated (d)
               LOC First Union National Bank of North Carolina                  12/01/16   6.68        5,300,000
     3,400,000 Cinnamon Properties, Incorporated (d)
               LOC Firstar Bank, N.A.                                           04/01/20   6.70        3,400,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   15,750,000 City & County of San Franscisco
               Redevelopment Agency Taxable MHRB (d)
               LOC Bayerische HypoVereins, A.G.                                  07/01/34   6.60%   $  15,750,000  VMIG-1
     7,500,000 Columbus, GA Development Authority RB
               (Four J.S. Family, LLLP Project) (d)
               LOC Columbus Bank & Trust Company                                 09/01/20   6.66        7,500,000
     8,555,000 Concrete Company - Series 1998 (d)
               LOC Columbus Bank & Trust Company                                 07/01/48   6.70        8,555,000             A1
     1,800,000 Consolidated Equities, L.L.C. - Series 1995 (d)
               LOC Old Kent Bank & Trust Company                                 12/01/25   6.75        1,800,000
     4,370,000 Cunat Capital Corporation
               (Cunat Brothers, Incorporated/Irish Parie L.P.) - Series 1997B (d)
               LOC LaSalle National Bank                                         06/01/27   6.75        4,370,000
     1,545,000 Delta Capital L.L.C. - Series A (d)
               LOC First Michigan Bank                                           01/01/26   6.75        1,545,000
     2,690,000 Devin F. & Janis L. McCarthy - Series 1997 (d)
               LOC Firstar Bank, N.A.                                            07/01/17   6.70        2,690,000
    16,000,000 D.G.Y. Real Estate LP - Series 2000A (d)
               LOC PNC Bank, N.A.                                                05/01/20   6.75       16,000,000
     4,910,000 Douglas County, GA Development Authority
               (Abrams Riverside, LLC Project) (d)
               LOC Bank of America                                               11/01/18   6.70        4,910,000
     7,500,000 Drury Inns, Inc (d)
               LOC First Commercial Bank                                         04/01/20   6.73        7,500,000
     6,370,000 Eagle Landing IV, Limited (d)
               LOC Regions Bank                                                  09/01/26   6.60        6,370,000    P1
     6,150,000 Eckert Seamans Cherin & Mellot (d)
               LOC PNC Bank, N.A.                                                01/01/15   6.70        6,150,000
     5,228,000 Erie Funding I - Series 1989 (d)
               LOC FirstMerit Bank                                               11/01/26   6.73        5,228,000
     2,700,000 Garden City Hospital Osteopath - Series 1997 (d)
               LOC National City Bank                                            10/01/17   6.67        2,700,000             A1
     2,209,871 General Electric Engine Receivables 1996-1 Trust VR
               Guaranteed Notes (f)                                              02/14/01   6.61        2,209,871    P1       A1+
    35,000,000 The Goldman Sachs Group, L.P. (g)                                 10/15/01   6.85       35,000,000    P1       A1+
     1,870,000 Goshen Project - Series 1997 (d)
               LOC FirstMerit Bank                                               11/01/17   6.78        1,870,000
     2,000,000 HCH, L.L.C. - Series 2000 (d)
               LOC Key Bank                                                      08/01/15   6.75        2,000,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,500,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.) (d)
               LOC Key Bank                                                     08/01/15   6.70%   $  1,500,000
    2,125,000  Hopkins Waterhouse LLC Project (d)
               LOC National City Bank                                           06/01/20   6.70       2,125,000
   10,285,000  Institutional Distributors, Incorporated - Series 1997 (d)
               LOC Firstar Bank, N.A.                                           06/01/17   6.70      10,285,000
    2,080,000  JDV L.L.C. (d)
               LOC Michigan National Bank                                       07/01/27   6.75       2,080,000
    2,565,000  Jake Sweeney Automotive, Incorporated (d)
               LOC Firstar Bank, N.A.                                           04/01/10   6.70       2,565,000
   25,000,000  John Hancock Mutual Life Insurance Company (k)                   08/19/05   6.75      25,000,000      P1      A1+
    1,025,000  KBL Capital Fund, Incorporated
               (BH Reality Limited Partnership) (d)
               LOC Old Kent Bank & Trust Company                                05/01/21   6.72       1,025,000              A1
    4,280,000  KBL Capital Fund, Incorporated - Series 1995A (d)
               LOC Old Kent Bank & Trust Company                                07/01/05   6.72       4,280,000              A1
    2,000,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, L.L.C.) - Series 1997 (d)
               LOC Norwest Bank Minneapolis                                     06/01/27   6.70       2,000,000              A1
    5,135,000  Kool Capital, L.L.C. (d)
               LOC Michigan National Bank                                       04/01/29   6.75       5,135,000
    5,275,000  Kwik Park Corporation - Series 1999A (d)
               LOC PNC Bank, N.A.                                               09/01/19   6.75       5,275,000
   12,420,000  Laminations, Incorporated & Santana (d)
               LOC PNC Bank, N.A.                                               08/31/15   6.75      12,420,000
    4,200,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project) (d)
               LOC Fifth Third Bank                                             03/01/15   6.65       4,200,000
      500,000  LRC - B Wadsworth Investors, Limited (d)
               LOC Firstar Bank, N.A.                                           09/01/17   6.90         500,000
    3,555,000  Macroe Properties, Incorporated (d)
               LOC First Michigan Bank                                          09/01/27   6.75       3,555,000
    9,230,000  Madison, WI RB Community Development Authority
               (Block 89 Project) - Series 1996A (d)                            01/01/19   6.70       9,230,000
    6,800,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000 (d)                             07/01/20   6.70       6,800,000    VMIG-1
    4,100,000  Maryland HEFA RB (North Arundale Hospital) (d)
               LOC Mellon Bank, N.A.                                            07/01/27   6.70       4,100,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    3,855,000 Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) (d)
               LOC National City Bank                                           11/01/17   6.70%   $   3,855,000
     2,050,000 Maximum Principle Amount
               (Buckeye Corrugated, Inc. Project) (d)
               LOC National City Bank                                           01/01/05   6.70        2,050,000
     1,485,000 Maximum Principle Amount (Goson Project) (d)
               LOC FirstMerit Bank                                              08/01/23   6.78        1,485,000
     5,200,000 Maximum Principle Amount
               (Hanover Project) - Series 1997 (d)
               LOC National City Bank                                           12/01/07   6.70        5,200,000             A1
     3,300,000 McCreary County, KY  (Le Sportsac, Inc. Pro-Phase) (d)
               LOC Fifth Third Bank                                             04/01/15   6.64        3,300,000
     2,030,000 Miami River Stone Company (d)
               LOC Firstar Bank, N.A.                                           08/01/09   6.72        2,030,000
     1,000,000 Miami Valley Steel Service, Inc. - Series 1996 (d)
               LOC National City Bank                                           02/01/16   6.70        1,000,000
     2,670,000 Michigan HEFA (Hope College) - Series 1996M (d)
               LOC Old Kent Bank & Trust Company                                10/01/16   6.75        2,670,000
       990,000 Milwaukee, WI (Historic Third Ward Parking Project) (d)
               LOC Northern Trust                                               09/01/29   6.75          990,000
     5,235,000 Mississippi Business Finance Corporation IDRB
               (Howard Industries, Incorporated) - Series 1995 (d)
               LOC National Bank of Detroit                                     06/01/10   6.70        5,235,000     P1
     8,475,000 Mobile, AL RB Medical Clinic Board
               (Springhill Medical Complex) - Series 1996B (d)
               LOC Amsouth Bank, N.A.                                           09/01/11   6.65        8,475,000     P1
     1,680,000 Montgomery, AL Industrial Development Board (d)
               LOC Columbus Bank & Trust Company                                07/01/16   6.60        1,680,000
     1,500,000 Mount Carmel West Medical Office Building Limited Partnership (d)
               LOC National City Bank                                           08/01/19   6.70        1,500,000
     3,580,000 NPI Capital, L.L.C. (d)
               LOC Michigan National Bank                                       07/01/29   6.75        3,580,000
     3,895,000 New Federal Cold Storage, Incorporated Project - Series 1999C (d)
               LOC National City Bank                                           08/01/11   6.70        3,895,000
     3,200,000 New York State HFA RB (345 East 94th Street) (d)
               Guaranteed by Federal Home Loan Mortgage Corporation             11/01/31   6.60        3,200,000   VMIG-1
    13,350,000 Nugent Sand Co - Series 1999 (d)
               LOC National City Bank                                           11/01/11   6.70       13,350,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    2,600,000 Oakland Ortho Realty Association (d)
               LOC PNC Bank, N.A.                                               09/01/09   6.70%   $  2,600,000
     8,080,000 One Boyertown Properties LP (d)
               Collateralized by Federal Home Loan Bank                         11/01/29   6.68       8,080,000              A1+
     3,800,000 Oxnard Financing Authority Refunding Lease RB - Series 1993 (d)
               LOC Union Bank of California                                     06/01/06   6.70       3,800,000              A1
     3,150,000 Pomeroy Investments, L.L.C. - Series 1997 (d)
               LOC Firstar Bank, N.A.                                           04/01/17   6.70       3,150,000
     2,800,000 Prince William County, VA - Series A (d)
               LOC Wachovia Bank & Trust Company, N.A.                          03/01/17   6.65       2,800,000    VMIG-1
     2,010,000 RK Capital L.L.C. (d)
               LOC Michigan National Bank                                       12/01/28   6.75       2,010,000
     3,170,000 Savoy Properties, Limited (d)
               LOC Key Bank                                                     08/01/20   6.75       3,170,000
     5,360,000 Security Self-Storage, Inc. (d)
               LOC Bank One                                                     01/01/19   6.61       5,360,000
     4,320,000 Shepperd Capital L.L.C. (d)
               LOC First of America                                             09/15/47   6.75       4,320,000
     4,320,000 Shepperd Capital L.L.C. (d)
               LOC Old Kent Bank & Trust Company                                03/15/49   6.75       4,320,000
    15,000,000 SMM Trust 2000-A (h)                                             03/14/01   6.64      15,000,000      P1      A1+
     2,140,000 Smugglers Notch Management Company/Investment Company (d)
               LOC Key Bank                                                     09/01/15   6.65       2,140,000
     8,000,000 Southeast Alabama Gas District RB (Lateral Project) (d)
               Insured by AMBAC Indemnity Corp.                                 06/01/25   6.65       8,000,000              A1
    15,600,000 Southwestern Ohio Steel, Incorporated (d)
               LOC Firstar Bank, N.A.                                           04/01/08   6.70      15,600,000
     1,755,000 Stallard-Schrier Corporation (d)
               LOC Fifth Third Bank                                             09/01/16   6.75       1,755,000
    19,000,000 State of Missouri HEFA
               (SSM Health Care System) 1995 - Series D (d)
               Insured by MBIA Insurance Corp.                                  06/01/24   6.60      19,000,000              A1+
     4,740,000 Stevenson Photo Color Company (d)
               LOC Firstar Bank, N.A.                                           08/01/19   6.70       4,740,000
    12,155,000 Stone Creek, L.L.C. - Series 1995 (d)
               LOC Columbus Bank & Trust Company                                08/01/22   6.70      12,155,000      P1
     2,975,000 Team Capital, L.L.C. (d)
               LOC Old Kent Bank & Trust Company                                03/01/29   6.75       2,975,000


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$    7,670,000 Three Reading LP (d)
               Guaranteed by Federal Home Loan Bank                             06/01/24   6.68%   $  7,670,000              A1+
     1,745,000 Town of Greendale, IN EDA RB - Series 1993B (d)
               LOC National City Bank                                           12/01/05   6.70       1,745,000
     1,465,000 Tripplet Corporation (d)
               LOC Fifth Third Bank                                             03/01/08   6.75       1,465,000
     2,280,000 Vista Funding Corporation - Series 1997A (d)
               LOC Fifth Third Bank                                             07/01/15   6.70       2,280,000
     1,435,000 Walt Sweeney Ford - Series 1996 (d)
               LOC Fifth Third Bank                                             01/01/12   6.75       1,435,000
     2,510,000 Washington State Housing Finance Commission
               (Marketplace Apartments) (d)
               LOC Bank One                                                     07/01/29   6.75       2,510,000    VMIG-1
     1,975,000 Weller Irrevocable Trust #2 - Series 1998 (d)
               LOC First Union National Bank of North Carolina                  09/01/13   6.70       1,975,000              A1
     3,055,000 Westchester County, NY IDA RB (B.W.P. Distributors Inc.) (d)
               LOC First Union National Bank of North Carolina                  10/01/28   6.68       3,055,000
       810,000 Westchester Presbyterian Church (d)
               LOC Firstar Bank, N.A.                                           09/01/13   6.90         810,000
     2,045,000 West Point, Inc. Project - Series 2000 (d)
               LOC FirstMerit Bank                                              03/01/21   6.78       2,045,000
     1,880,000 William Thies & Son, Incorporated (d)
               LOC First Union National Bank of North Carolina                  03/01/07   6.68       1,880,000
     2,000,000 Wilmington Iron & Metal Company (d)
               LOC Bank One                                                     08/01/14   6.70       2,000,000
     7,891,979 Wilmington Trust Company (d)                                     01/01/11   6.61       7,891,979      P1    A1+
    12,500,000 Winder-Barrow Industrial Building(d)
               LOC Columbus Bank & Trust Company                                02/01/20   6.70      12,500,000              A1
--------------                                                                                     ------------
   561,989,850 Total Other Notes                                                                    561,989,850
--------------                                                                                     -------------
Repurchase Agreement, Overnight (0.98%)
------------------------------------------------------------------------------------------------------------------------------------
$   18,000,000 The Goldman Sachs Group L.P. (Collateralized by $18,797,479,
               GNMA, 6.000% to 6.500%, due 11/20/29 to 03/20/30,
               proceeds $18,360,000)                                            10/02/00   6.60%   $ 18,000,000
--------------                                                                                     ------------
    18,000,000 Total Repurchase Agreement, Overnight                                                 18,000,000
--------------                                                                                     ------------
Time Deposits (1.91%)
------------------------------------------------------------------------------------------------------------------------------------
$   35,000,000 Dresdner Bank, A.G.                                              10/02/00   6.72%   $ 35,000,000      P1    A1+
--------------                                                                                     ------------
    35,000,000 Total Time Deposits                                                                   35,000,000
--------------                                                                                     ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date     Yield      (Note 2)     Moody's  & Poor's
   ------                                                                         ----     -----       ------      -------  --------
Yankee Certificates of Deposit (1.09%)
------------------------------------------------------------------------------------------------------------------------------------
$   20,000,000 National Westminster Bank PLC                                    05/09/01   7.26%   $   19,996,600    P1      A1+
--------------                                                                                     --------------
    20,000,000 Total Yankee Certificates of Deposit                                                    19,996,600
--------------                                                                                     --------------
               Total Investments (99.65%) (Cost $1,822,727,232+)                                    1,822,727,232
               Cash and Other Assets, Net of Liabilities (0.35%)                                        6,350,971
                                                                                                   --------------
               Net Assets (100.00%)                                                                $1,829,078,203
                                                                                                   ==============

               +  Aggregate cost for income tax purposes is identical.
FOOTNOTES:

(a)  The interest rate is adjusted monthly based upon one month LIBOR.

(b) The interest rate is adjusted monthly based upon one month LIBOR plus .12 basis points.

(c) The interest rate is adjusted monthly based upon one month LIBOR rate plus 5 basis points; 7 day put option.

(d) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(e)  The interest rate is adjusted daily based upon prime minus 2.87%.

(f) The interest rate is adjusted weekly based upon one month LIBOR minus 1 basis point; weekly put option.

(g) The interest rate is adjusted quarterly based upon LIBOR plus 12 basis points.

(h) The interest rate is adjusted quarterly based upon three month LIBOR plus 12 basis points.

(i) Theses securities are split rated. Having top tier rating from at least two national securities rating agencies.

(j) The interest rate adjusts weekly average of prior week one month LIBOR, weekly put at par value.

(k) The interest rate is adjusted quarterly based upon three month LIBOR plus .06 basis points.

(l) The interest rate is adjusted monthly based upon one month LIBOR plus 1 basis point.

(m) The interest rate is adjusted quarterly based upon 3 month LIBOR plus 17 basis points.


KEY:

EDA        =    Economic Development Authority                IDRB         =    Industrial Development Revenue Bond
GMAC       =    General Motors Acceptance Corporation         LOC          =    Letter of Credit
HFA        =    Housing Finance Authority                     MFHRB        =    Multi-Family Housing Revenue Bond
HEFA       =    Health & Education Facilities Authority       RB           =    Revenue Bond
IDA        =    Industrial Development Authority              VR           =    Variable Rate


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================


    Face                                                                                  Maturity                      Value
   Amount                                                                                   Date          Yield        (Note 2)
   ------                                                                                   ----          -----         ------
Agency Discount Notes (36.53%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,775,000   Federal Home Loan Bank                                                      01/17/01        6.61%       $ 2,722,131
  3,000,000   Federal Home Loan Bank                                                      01/19/01        6.58          2,941,958
  2,475,000   Federal Home Loan Mortgage Corporation                                      10/05/00        6.51          2,473,678
  3,000,000   Federal Home Loan Mortgage Corporation                                      10/12/00        6.34          2,994,883
  3,000,000   Federal Home Loan Mortgage Corporation                                      11/30/00        6.51          2,968,509
  6,000,000   Federal National Mortgage Association                                       10/05/00        6.43          5,996,860
  3,000,000   Federal National Mortgage Association                                       10/19/00        6.39          2,991,238
  2,000,000   Federal National Mortgage Association                                       11/09/00        6.56          1,986,404
  3,000,000   Federal National Mortgage Association                                       11/22/00        6.51          2,972,800
  6,000,000   Federal National Mortgage Association                                       01/26/01        6.54          5,876,267
  2,000,000   Federal National Mortgage Association                                       02/01/01        6.60          1,956,690
  7,248,000   Federal National Mortgage Association                                       02/15/01        6.62          7,072,514
-----------                                                                                                           -----------
 43,498,000   Total Agency Discount Notes                                                                              42,953,932
-----------                                                                                                           -----------
Floating Rate Securities (12.75%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Federal Home Loan Bank Floater (a)                                          10/04/00        6.68%       $ 4,999,981
  2,000,000   Federal Home Loan Bank Floater (b)                                          10/10/00        6.63          2,000,000
  5,000,000   Federal Home Loan Bank Floater (c)                                          11/08/00        6.52          5,000,000
  3,000,000   Federal Home Loan Bank Floater (d)                                          09/19/01        6.50          2,999,155
-----------                                                                                                           -----------
 15,000,000   Total Floating Rate Securities                                                                           14,999,136
-----------                                                                                                           -----------
Government Agency Medium Term Notes (11.05%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Federal Farm Credit Bank                                                    10/10/00        6.68%       $   999,765
  1,011,000   Federal Farm Credit Bank                                                    02/01/01        6.55          1,010,728
  2,000,000   Federal Home Loan Bank                                                      10/06/00        6.02          2,000,000
  1,000,000   Federal Home Loan Bank                                                      05/22/01        6.35          1,003,197
  3,000,000   Federal Home Loan Mortgage Corporation                                      02/15/01        6.56          2,981,483
  2,000,000   Federal National Mortgage Association                                       12/07/00        6.21          1,998,366
  3,000,000   Federal National Mortgage Association                                       04/26/01        6.46          2,999,207
-----------                                                                                                           -----------
 13,011,000   Total Government Agency Medium Term Notes                                                                12,992,746
-----------                                                                                                           -----------
Repurchase Agreements, Overnight (38.26%)
------------------------------------------------------------------------------------------------------------------------------------
$25,000,000   Morgan (JP) Securities, Inc. (Collateralized by $ 25,828,000, FNMA, 0.000%,
              due 12/21/00; FHLB, 0.000%, due 10/25/00, proceeds $25,500,084)             10/02/00        6.65%       $25,000,000
 20,000,000   Salomon Smith Barney (Collateralized by $27,438,854, GNMA,
              6.250% to 6.500%, due 03/20/22 to 03/15/29, proceeds $20,400,000)           10/02/00        6.58         20,000,000
-----------                                                                                                           -----------
 45,000,000   Total Repurchase Agreements, Overnight                                                                   45,000,000
-----------                                                                                                           -----------
              Total Investments (98.59%) ($115,945,814+)                                                              115,945,814
              Cash and Other Assets, Net of Liabilities (1.41%)                                                         1,656,916
                                                                                                                     ------------
              Net Assets (100.00%)                                                                                   $117,602,730
                                                                                                                     ============

              +   Aggregate cost for federal income tax purposes is identical


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================



FOOTNOTES:

(a) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes quarterly based on 3 month LIBOR minus .16 basis points.

(b) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes daily pegged to Prime minus 2.87 basis points.

(c) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes weekly based on 3 month TBILL BEY plus 34.5 basis points.

(d) This is a variable Federal Home Loan Bank Floating Rate Note. The interest rate changes daily pegged to Prime minus 3.03 basis points.


KEY:

FNMA    =       Federal National Mortgage Association
FHLB    =       Federal Home Loan Bank
GNMA    =       Government National Mortgage Association























--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 2)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Other Tax Exempt Investments (12.43%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,065,000   City of Kelso, WA GAN - Series 2000                               02/25/01     4.50%  $  5,065,000
  3,430,000   Foley, MN GO Independent School District #51                      09/29/01     4.33      3,434,841
    650,000   Pecatonia, WI Area School District                                11/01/00     3.98        650,046
  2,250,000   Whitnall School District                                          10/27/00     3.89      2,250,457
  3,000,000   Wisconsin School Cash Flow                                        11/01/00     4.30      3,000,000
-----------                                                                                         ------------
 14,395,000   Total Other Tax Exempt Investments                                                      14,400,344
-----------                                                                                         ------------
Other Variable Rate Demand Instruments (b) (42.14%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   Alamance County, NC Industrial Facilities & PCFA
              (Science Manufacturing Inc. Project)
              LOC PNC Bank, N.A.                                                04/01/15     5.65%  $  2,000,000    VMIG-1
  5,455,000   Auburn, AL Non-Profit HDA (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27     5.80      5,455,000             A1
  1,100,000   Butler County, PA IDA (Armco Inc. Project) - Series 1996A
              LOC Chase Manhattan Bank, N.A.                                    06/01/20     5.60      1,100,000
  5,000,000   Commonwealth of Puerto Rico
              Insured by MBIA Insurance Corp.                                   07/01/15     4.57      5,000,000             A1+
  3,500,000   Deridder, LA IDRB (Pax Inc. Project)
              LOC Bank One                                                      08/01/12     5.80      3,500,000             A1+
  1,075,000   Fulton County, GA Development Authority RB
              (Darby Printing Company)
              LOC Wachovia Bank & Trust Co., N.A.                               04/01/11     6.00      1,075,000
  3,000,000   Gaston County, NC Industrial Facilities & PCFA RB
              (Duke Energy Corp.)                                               10/01/12     5.75      3,000,000      P1     A1
  7,145,000   Halifax County, NC Industrial Facilites & PCFA
              (Roanoke Light, Gas & Electric)
              LOC Credit Suisse First Boston                                    06/01/21     5.65      7,145,000             A1+
  2,000,000   Jackson County, MS PCRB (Chevron USA Inc. Project)                06/01/23     5.50      2,000,000      P1
  2,000,000   Jefferson Parish, LA IDRB (Sara Lee Corp. Project)                06/01/24     5.75      2,000,000             A1+
  3,012,333   Koch Floating Rate Trust Variable - Series 1
              Insured by AMBAC Indemnity Corp.                                  05/03/04     5.36      3,012,333
  1,000,000   Pitkin County, CO IDRB (Aspen Skiing Co. Project)
              LOC Bank One                                                      04/01/14     5.75      1,000,000             A1+
  3,200,000   Sarpy County, NE Hospital Authority Health Facilities RB
              (Immanuel Health Systems) - Series B
              LOC LaSalle National Bank                                         07/01/30     5.60      3,200,000             A1+


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 2)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Other Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Stevenson, AL IDB (Mead Corp. Project) - Series A
              LOC Bank of Austria                                               02/01/34     5.90%  $  5,000,000             A1+
  2,000,000   Washington State Housing Finance Commission
              (YMCA Snohomish County Project)
              LOC US Bank, N.A.                                                 06/01/27     5.75      2,000,000             A1
  1,100,000   Will County, IL Environmental RB (Exxon - Mobil Corp. Project)    04/01/33     5.65      1,100,000      P1     A1+
  1,250,000   York County, PA IDA Limited Obligation RB
              (Metal Exchange Corp. Project) - Series 1996
              LOC Comerica Bank                                                 06/01/06     5.85      1,250,000
-----------                                                                                         ------------
 48,837,333   Total Other Variable Rate Demand Instruments                                            48,837,333
-----------                                                                                         ------------
Put Bonds (c) (17.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   City of Chicago, IL GO Tender Notes
              LOC Landesbank Hessen                                             12/07/00     3.90%  $  3,000,000    VMIG-1   SP-1+
  1,535,000   Dayton, KY Industrial Building RB
              (Radac Corp. Project)- Series 1994C
              LOC Fifth Third Bank                                              10/02/00     4.65      1,535,000
  6,500,000   Hartford County, MD (A.O. Smith)
              LOC Bank One                                                      03/01/01     4.50      6,500,000
  2,500,000   Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
              LOC Dresdner Bank A.G.                                            10/01/00     4.50      2,500,000      P1     A1+
  2,635,000   Mississippi Home Corporation Single
              Family Program Merlots - Series A-2
              Guaranteed by Government National Mortgage Association            09/01/01     4.45      2,635,000    VMIG-1
  1,055,000   Nevada Housing Division Tender Option Bonds
              (Single Family Program C-2)
              Guaranteed by FHA/VA/Private Mortgages                            10/01/01     4.60      1,055,000
  2,960,000   Vermont State Educational & Health
              Building Finance Agency (Middlebury College)                      11/01/00     3.85      2,960,000             A1+
-----------                                                                                         ------------
 20,185,000   Total Put Bonds                                                                         20,185,000
-----------                                                                                         ------------
Revenue Bond (1.29%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   State of Oregon Housing & Community Service
              (Single Family Mortgage Program)
              Collateralized by U.S. Government Agencies                        11/02/00     3.95%  $  1,000,000     MIG-1
    500,000   University of North Carolina (System Pooled RB) - Series B
              Insured by MBIA Insurance Corp.                                   10/01/00     4.25        500,000
-----------                                                                                         ------------
  1,500,000   Total Revenue Bond                                                                       1,500,000
-----------                                                                                         ------------


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity               Value                Standard
   Amount                                                                         Date       Yield    (Note 2)     Moody's  & Poor's
   ------                                                                         ----       -----     ------      -------  --------
Tax Exempt Commercial Paper (18.74%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,700,000   Anne Arundel EDRB (Baltimore Gas & Electric Company Project)
              LOC Chase Manhattan Bank, N.A./The Bank of New York               10/11/00     4.20%  $  5,700,000    VMIG-1   A1
  5,020,000   Broward County, FL
              Sales Tax Revenue Commercial Paper - Series A                     10/11/00     4.20      5,020,000    VMIG-1   A1+
  2,000,000   City & County of Denver, CO
              Airport System Subordinate RB - Series 1997A
              LOC Bayerische Landesbank Girozentrale                            11/09/00     4.20      2,000,000      P1     A1+
  5,000,000   Lee County, FL Hospital Board HRB
              (Lee Memorial Hospital Project)                                   10/03/00     4.25      5,000,000    VMIG-1   A1+
  4,000,000   New Hampshire State Business Finance Authority PCRB
              (New England Power Co. Project)                                   01/30/01     4.40      4,000,000      P1     A1
-----------                                                                                         ------------
 21,720,000   Total Tax Exempt Commercial Paper                                                       21,720,000
-----------                                                                                         ------------
Variable Rate Demand Instruments - Participations (b) (1.73%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   New Jersey State EDA IDRB (Harrison Riverside Industries Project)
              LOC Chase Manhattan Bank, N.A.                                    01/01/02     6.17%  $  1,000,000      P1     A1
  1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
              LOC Chase Manhattan Bank, N.A.                                    01/01/02     6.17      1,000,000      P1     A1
-----------                                                                                         ------------
  2,000,000   Total Variable Rate Demand Instruments - Participations                                  2,000,000
-----------                                                                                         ------------
Variable Rate Demand Instruments - Private Placements (b) (5.98%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   Bastrop County, TX Industrial Development Corp. IDRB
              (Blocrest Partners, LP Project)
              LOC Union Bank of California                                      04/01/22     6.20%  $  5,000,000
  1,936,000   York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
              LOC Chase Manhattan Bank, N.A.                                    12/01/08     6.17      1,936,000      P1     A1
-----------                                                                                         ------------
  6,936,000   Total Variable Rate Demand Instruments - Private Placements                              6,936,000
-----------                                                                                         ------------
              Total Investments (99.73%) (Cost $115,578,677+)                                        115,578,677
              Cash and Other Assets, Net of Liabilities (0.27%)                                          315,747
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $115,894,424
                                                                                                    ============


              +  Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings noted (unaudited) are the highest ratings assigned for tax exempt commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (primarily with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.


KEY:

EDA         =   Economic Development Authority                IDB     =   Industrial Development Authority
EDRB        =   Economic Development Revenue Bond             IDRB    =   Industrial Development Revenue Bond
GAN         =   Grant Anticipation Notes                      LOC     =   Letter of Credit
GO          =   General Obligation                            PCFA    =   Pollution Control Finance Authority
HDA         =   Housing Development Authority                 PCRB    =   Pollution Control Revenue Bond
HRB         =   Hospital Revenue Bond                         RB      =   Revenue Bond
IDA         =   Industrial Development Authority












--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================





                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------
ASSETS:

 Investments in securities*.............   $   1,822,727,232            $   115,945,814          $   115,578,677

 Cash...................................           1,616,159                  1,119,924                  356,403

 Interest receivable....................           5,822,121                    601,370                1,068,019
                                           -----------------            ---------------          ---------------
      Total Assets......................       1,830,165,512                117,667,108              117,003,099



LIABILITIES:

 Dividends payable......................             858,184                     53,932                   37,122

 Payable for securities purchased.......             --                          --                    1,055,135

 Other accounts payable.................             229,125                     10,446                   16,418
                                           -----------------            ---------------          ---------------
      Total Liabilities.................           1,087,309                     64,378                1,108,675
                                           -----------------            ---------------          ---------------


NET ASSETS..............................   $   1,829,078,203            $   117,602,730          $   115,894,424
                                           =================            ===============          ===============

SHARES OUTSTANDING:
 Cortland Shares........................         845,252,280                 57,489,669               54,527,946
 Live Oak Shares........................         985,020,310                 60,122,949               61,388,753
Net asset value, offering and redemption
 price per share, all classes
 (net assets/shares)....................   $            1.00            $          1.00          $          1.00
                                           =================            ===============          ===============

* Including repurchase agreements amounting to $18,000,000 and $45,000,000 for the Cortland General Money Market Fund and U.S. Government Fund, respectively.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2000
(UNAUDITED)
================================================================================





                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------

INVESTMENT INCOME

Interest Income..........................  $      59,143,928            $     5,293,693          $     5,396,284
                                           -----------------            ---------------          ---------------
Expenses:

   Management fee--Note 3(a).............          6,890,960                    639,614                  958,484

   Distribution support and services
    ----Note 3(c):

        Cortland shares..................          1,015,948                     77,252                   67,705

        Live Oak shares..................          1,003,379                     65,818                   56,286

        Bradford shares..................             --                         51,250                  177,879

   Other expenses........................            102,243                     18,034                   27,051
                                           -----------------            ---------------          ---------------
        Total Expenses...................          9,012,530                    851,968                1,287,405

   Expenses waived by
    Manager--Note 3(c)...................  (          81,276)           (        81,543)         (       136,198)
                                           -----------------            ---------------          ---------------
        Net Expenses.....................          8,931,254                    770,425                1,151,207
                                           -----------------            ---------------          ---------------
Net Investment Income....................         50,212,674                  4,523,268                4,245,077



NET REALIZED GAIN
ON INVESTMENTS

Net realized gain/(loss) on investments..             52,091                        949          (           500)
                                           -----------------            ---------------          ---------------
Increase in net assets from operations...  $      50,264,765            $     4,524,217          $     4,244,577
                                           =================            ===============          ===============




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================





                                    Cortland General               U.S. Government                  Municipal Money
                                   Money Market Fund                     Fund                         Market Fund
                            ------------------------------   ---------------------------      ---------------------------

                             For the Six        For the       For the Six      For the        For the Six      For the
                             Months Ended        Year         Months Ended      Year          Months Ended       Year
                            September 30,        Ended       September 30,      Ended         September 30,      Ended
                                 2000          March 31,          2000        March 31,           2000         March 31,
                             (Unaudited)         2000         (Unaudited)       2000          (Unaudited)        2000
                             -----------    --------------    -----------   -------------     -----------    ------------
Operations:
Net investment income...    $   50,212,674   $   75,368,968   $   4,523,268  $   8,587,301     $  4,245,077   $  7,621,626

Net realized gain on
  investments...........            52,091          200,388             949         10,690     (        500)  (        307)
                            --------------   --------------   -------------  -------------     ------------   ------------
Increase in net assets
  from operations.......        50,264,765       75,569,356       4,524,217      8,597,991        4,244,577      7,621,319
Distributions
  to shareholders from:
Net investment income:
  Cortland shares.......    (   22,420,561)  (   35,013,844)  (   1,638,649) (   2,702,014)    (    891,928)+ (  1,411,334)+

  Live Oak shares.......    (   27,815,604)  (   40,075,444)  (   1,784,752) (   3,098,670)    (    934,768)+ (  1,552,196)+

  Bradford shares.......            --               --       (   1,101,146) (   2,548,780)    (  2,418,381)+ (  4,688,096)+
Capital share
  transactions net (Note 4):
  Cortland shares.......        10,431,073      174,168,088   (     634,606) (   6,394,572)    (    268,755)     5,559,708
  Live Oak shares.......         1,615,129      169,649,225   (   9,961,317) (   9,001,893)       7,252,195   ( 15,992,057)
  Bradford shares.......            --               --       (  56,647,774) (   5,528,757)    (158,455,583)  ( 24,386,807)
                            --------------   --------------   -------------  -------------     ------------   ------------

Total increase (decrease)       12,074,802      344,297,381   (  67,244,027) (  20,676,695)    (151,472,643 ) ( 34,819,463)

Net assets:
Beginning of period.....     1,817,003,401    1,472,706,020     184,846,757    205,523,452      267,367,067    302,186,530
                            --------------   --------------   -------------  -------------     ------------   ------------

End of period...........    $1,829,078,203   $1,817,003,401   $ 117,602,730  $ 184,846,757     $115,894,424   $267,367,067
                            ==============   ==============   =============  =============     ============   ============
Undistributed net
  investment income.....    $      401,842   $      425,333   $     642,696  $     643,976     $    -0-       $     -0-


+ Designated as exempt-interest dividends for regular federal income tax purposes.



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares commenced distribution on October 1, 1997. The Company accounts separately for the assets, liabilities and operations of each Fund.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2000, there were 39,970,748 Pilgrim Shares outstanding included in the Cortland shares.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by Reich & Tang Asset Management, L.P. (the Advisor), subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 200, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $1,648,320, $675,978 and $28,940 respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profits, $43,454 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $224,737 and $451,241 will expire in the years 2003 and 2004, respectively for the U.S. Government Fund. $13,541, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and Bradford shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 3-Management Fee and Other Transactions With Affiliates: (Continued)

Pursuant to a Distribution Plan approved by the Company's Board on March 5, 1997, each Fund can make payments of up to .25% per annum of its average net assets with respect to the Bradford shares of the Fund for assistance in distributing its shares. During the period ended September 30, 2000, the Distributor waived Distribution support and services fees of $81,276 for the Cortland shares of the Cortland General Fund.

During the period ended September 30, 2000, the Distributor waived Distribution support and services fees of $9,270, $35,373 and $36,900 for the Cortland shares, Live Oak shares and Bradford shares, respectively, of the U.S. Government Fund.

During the period ended September 30, 2000, the Distributor waived Distribution support and services fees of $8,125 and $128,073 for the Cortland shares, and Bradford shares, respectively, of the Municipal Fund.

Note 4-Capital Share Transactions:

At September 30, 2000, 6 billion shares of $.001 par value shares of the Company were authorized, of which 2.5 billion are designated Cortland General Fund shares, 1.5 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                       Cortland General Money                                                      Municipal Money
                                 Market Fund                  U.S. Government Fund                  Market Fund
                         ------------------------------     ----------------------------     ----------------------------
                           Six Months     For the Year       Six Months     For the Year      Six Months     For the Year
                             Ended            Ended             Ended          Ended             Ended           Ended
                      September 30, 2000    March 31,    September 30, 2000   March 31,   September 30, 2000   March 31,
                          (Unaudited)         2000          (Unaudited)         2000         (Unaudited)         2000
                         -------------    -------------     ------------    ------------     ------------    ------------
Cortland Shares
Shares sold............  1,564,188,864    3,059,760,102       76,633,053     168,267,194       99,782,582     221,284,696
Dividends reinvested...     22,136,270       35,010,239        1,620,031       2,704,118          878,341       1,410,312
                         -------------    -------------     ------------    ------------     ------------    ------------
                         1,586,325,134    3,094,770,341       78,253,084     170,971,312      100,660,923     222,695,008
Shares redeemed........ (1,575,894,061)  (2,920,602,253)   (  78,887,690)  ( 177,365,884)   ( 100,929,678)  ( 217,135,300)
                         -------------    -------------     ------------    ------------     ------------    ------------
Net increase (decrease)     10,431,073      174,168,088    (     634,606)  (   6,394,572)   (     268,755)      5,559,708
                         =============    =============     ============    ============     ============    ============

Live Oak Shares
Shares sold............  2,435,464,645    4,969,169,402      121,122,592     335,103,483      118,521,008     224,660,999
Dividends reinvested...     27,495,919       39,989,550        1,767,044       3,091,980          919,683       1,519,730
                         -------------    -------------     ------------    ------------     ------------    ------------
                         2,462,960,564    5,009,158,952      122,889,636     338,195,463      119,440,691     226,180,729
Shares redeemed........ (2,461,345,435)  (4,839,509,727)   ( 132,850,953)  ( 347,197,356)   ( 112,188,496)  ( 242,172,786)
                         -------------    -------------     ------------    ------------     ------------    ------------
Net increase (decrease)      1,615,129      169,649,225    (   9,961,317)  (   9,001,893)       7,252,195   (  15,992,057)
                         =============    =============     ============    ============     ============    ============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 4-Capital Share Transactions: (Continued)

                                                                                         Municipal Money
                                         U.S. Government Fund                              Market Fund
                                    -------------------------------              ------------------------------
                                  For the Period       For the Year             For the Period     For the Year
                                       Ended               Ended                    Ended              Ended
                                  August 10, 2000       March 31,             August 10, 2000        March 31,
                                    (Unaudited)           2000                   (Unaudited)           2000
                                    -----------        -----------               -----------       -----------
Bradford Shares
Shares sold................          69,093,982        190,418,716               396,507,251       740,328,316
Dividends reinvested.......           1,109,314          2,550,623                 2,432,295         4,688,760
                                    -----------        -----------               -----------       -----------
                                     70,203,296        192,969,339               398,939,546       745,017,076
Shares redeemed............        (126,851,070)      (198,498,096)             (557,395,129)     (769,403,883)
                                    -----------        -----------               -----------       -----------
Net increase ..............        ( 56,647,774)      (  5,528,757)             (158,455,583)     ( 24,386,807)
                                    ===========        ===========               ===========       ===========

The components of net assets at September 30, 2000 are as follows:


                           Cortland General Money                                               Municipal Money
                                 Market Fund                U.S. Government Fund                   Market Fund
                            -------------------             --------------------            ----------------------
                             September 30, 2000              September 30, 2000               September 30, 2000
                                (Unaudited)                      (Unaudited)                      (Unaudited)
                                 ---------                        ---------                        ---------
Paid-in capital......         $1,830,272,590                   $  117,612,618                   $  115,916,699
Accumulated net
  realized losses....         (    1,596,229)                  (      652,585)                  (       22,275)
Undistributed net
  investment income                  401,842                          642,697                        -0-
                               -------------                    -------------                    -------------
Total net assets.....         $1,829,078,203                   $  117,602,730                   $  115,894,424
                               =============                    =============                    =============







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights:

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.028           0.045           0.045           0.047           0.044           0.049
   Net realized and unrealized
    gain/(loss) on investments.....        --              --              0.001       (   0.001)          --              0.001
                                        --------        --------        --------        --------        --------        --------
Total from investment operations...        0.028           0.045           0.046           0.046           0.044           0.050
Less distributions:
   Dividends from net
    investment income..............    (   0.028)      (   0.045)      (   0.045)      (   0.047)      (   0.044)      (   0.048)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.028)      (   0.045)      (   0.045)      (   0.047)      (   0.044)      (   0.048)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        2.82%**         4.60%           4.56%           4.77%           4.52%           4.95%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $  844,701      $  834,259      $  659,890      $  505,442      $1,160,352      $1,159,173

Ratios to average net assets:
   Expenses........................        1.00%*          0.97%           1.00%           0.99%           1.02%           1.03%
   Net investment income...........        5.51%*          4.54%           4.41%           4.67%           4.41%           4.86%
Management and Distribution support
 and service fees waived...........        0.02%*          0.05%           0.03%           0.04%            --              --

*  Annualized
** Unannualized




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                 Cortland General Money Market Fund
                                   ---------------------------------------------------------------------------------------------
                                                                            Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996+
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.028           0.045           0.045           0.048           0.045           0.018
   Net realized and unrealized
    gain/(loss) on investments.....       --              --               0.001       (   0.001)          --              --
                                        ---------       ---------      ---------        --------       ---------       ---------
Total from investment operations...        0.028           0.045           0.046           0.047           0.045           0.018
Less distributions:
   Dividends from net
    investment income..............    (   0.028)      (   0.045)      (   0.045)      (   0.047)      (   0.045)      (   0.018)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.028)      (   0.045)      (   0.045)      (   0.047)      (   0.045)      (   0.018)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        2.83%*          4.63%           4.59%           4.84%           4.59%           4.78%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $  984,377      $  982,744      $  812,816      $  609,818      $  440,457      $  351,030

Ratios to average net assets:
Expenses...........................        0.97%*          0.94%           0.98%           0.91%           0.95%           0.97%*
Net investment income..............        5.54%*          4.57%           4.43%           4.78%           4.48%           4.68%*
Management and Distribution support
 and service fees waived...........        0.00%*          0.03%           --              0.05%           0.02%           0.02%*

*  Annualized
** Unannualized
+  Live Oak shares commenced distribution on November 16, 1995.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                                        U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.027           0.043           0.042           0.046           0.043           0.047
   Net realized and unrealized
    (loss) on investments..........        --              --              0.001       (   0.001)      (   0.001)          --
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.027           0.043           0.043           0.045           0.042           0.047
Less distributions:
   Dividends from net
    investment income..............    (   0.027)      (   0.043)      (   0.042)      (   0.045)      (   0.043)      (   0.047)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.027)      (   0.043)      (   0.042)      (   0.045)      (   0.043)      (   0.047)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        2.71%**         4.35%           4.33%           4.61%           4.37%           4.80%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   57,485      $   58,121      $   64,438      $   48,069      $  164,464     $   255,222

Ratios to average net assets:
   Expenses........................        1.00%*          0.88%           1.00%           0.81%           1.01%           1.04%
   Net investment income...........        5.30%*          4.38%           4.18%           4.58%           4.30%           4.72%
Management and Distribution support
 and service fees waived...........        0.03%*          0.16%           0.04%           0.25%           0.02%           --

*  Annualized
** Unannualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                         U.S. Government Fund
                                   ---------------------------------------------------------------------------------------------
                                                                            Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996+
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.027           0.043           0.043           0.049           0.044           0.017
   Net realized and unrealized
    (loss) on investments..........        --              --              0.001       (   0.001)      (   0.001)          --
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.027           0.043           0.044           0.048           0.043           0.017
Less distributions:
   Dividends from net
    investment income..............    (   0.027)      (   0.043)      (   0.043)      (   0.046)      (   0.044)      (   0.017)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.027)      (   0.043)      (   0.043)      (   0.046)      (   0.044)      (   0.017)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        2.78%**         4.43%           4.42%           4.75%           4.53%           4.74%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   60,118       $  70,080      $   78,987      $   66,829      $   55,057      $   47,328
$   47,328

Ratios to average net assets:
   Expenses........................        0.87%*          0.79%           0.91%           0.68%           0.86%           0.89%*
   Net investment income...........        5.42%*          4.45%           4.29%           4.89%           4.45%           4.64%*
Management and Distribution support
 and service fees waived...........        0.11%*          0.18%           0.08%           0.24%           0.12%           0.11%*

*  Annualized
** Unannualized
+  Live Oak shares commenced distribution on November 16, 1995.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)

                                                               U.S. Government Fund
                                   ------------------------------------------------------------------------
                                                                  Bradford Shares
                                   ------------------------------------------------------------------------
                                     For the Period
                                         Ended                        For the Year Ended March 31,
                                    August 10, 2000       -------------------------------------------------
                                      (Unaudited)            2000               1999               1998+
                                       ---------          ----------          ---------         -----------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00           $    1.00           $   1.00          $     1.00
                                       ---------          ----------          ---------         -----------

Income from investment operations:
   Net investment income...........        0.019               0.044              0.044               0.026
   Net realized and unrealized
    (loss) on investments..........        --                  --                 0.001         (     0.001)
                                       ---------          ----------          ---------          ----------
Total from investment operations...        0.019               0.044              0.045               0.025
Less distributions:
   Dividends from net
    investment income..............    (   0.019)         (    0.044)         (   0.044)        (     0.024)
                                        --------           ---------           --------          ----------
Total distributions................    (   0.019)         (    0.044)         (   0.044)        (     0.024)
                                        --------           ---------           --------          ----------
Net asset value, end of period.....    $   1.00           $    1.00           $   1.00          $     1.00
                                       =========          ==========          =========         ===========
Total Return.......................        1.96%**             4.51%              4.49%               4.83%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $        0        $     56,645         $   62,098        $     51,584

Ratios to average net assets:
   Expenses........................        0.85%*              0.72%              0.85%               0.86%*
   Net investment income...........        5.37%*              4.55%              4.37%               5.22%*
Management and Distribution support
 and service fees waived...........        0.18%*              0.31%              0.19%               0.18%*

*  Annualized
** Unannualized
+  Bradford shares commenced distribution on October 1, 1997.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                                      Municipal Money Market
                                   ---------------------------------------------------------------------------------------------
                                                                          Cortland Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.017           0.026           0.025           0.028           0.026           0.030
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.017           0.026           0.025           0.028           0.026           0.030
Less distributions:
   Dividends from net
    investment income..............    (   0.017)      (   0.026)      (   0.025)      (   0.028)      (   0.026)      (   0.030)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.017)      (   0.026)      (   0.025)      (   0.028)      (   0.026)      (   0.030)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period         $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.68%**         2.58%           2.56%           2.81%           2.68%           3.06%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   54,518      $   54,792      $   49,234      $   47,780      $  153,322      $  216,456

Ratios to average net assets:
   Expenses........................        1.00%*          1.00%           1.00%           1.01%           1.02%           1.03%
   Net investment income...........        3.29%*          2.55%           2.51%           2.81%           2.64%           3.02%
Management and Distribution support
 and service fees waived...........        0.03%*          0.03%           0.04%           --              --              --

*  Annualized
** Unannualized






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
Note 5-Financial Highlights: (Continued)


                                                                      Municipal Money Market
                                   ---------------------------------------------------------------------------------------------
                                                                         Live Oak Shares
                                   ---------------------------------------------------------------------------------------------
                                       Six Months
                                         Ended                               For the Year Ended March 31,
                                   September 30, 2000  -------------------------------------------------------------------------
                                      (Unaudited)        2000             1999            1998            1997           1996+
                                       ---------       ---------       ---------       ---------       ---------       ---------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period...............    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       ---------       ---------       ---------       ---------       ---------       ---------

Income from investment operations:
   Net investment income...........        0.017           0.026           0.026           0.029           0.027           0.011
                                       ---------       ---------       ---------       ---------       ---------       ---------
Total from investment operations...        0.017           0.026           0.026           0.029           0.027           0.011
Less distributions:
   Dividends from net
    investment income..............    (   0.017)      (   0.026)      (   0.026)      (   0.029)      (   0.027)      (   0.011)
                                        --------        --------        --------        --------        --------        --------
Total distributions................    (   0.017)      (   0.026)      (   0.026)      (   0.029)      (   0.027)      (   0.011)
                                        --------        --------        --------        --------        --------        --------
Net asset value, end of period.....    $   1.00        $   1.00        $   1.00        $   1.00        $   1.00        $   1.00
                                       =========       =========       =========       =========       =========       =========

Total Return.......................        1.69%**         2.60%           2.60%           2.93%           2.77%           2.96%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted).....    $   61,377      $   54,132      $   70,124      $   67,697      $   58,794      $   49,663

Ratios to average net assets:
   Expenses........................        0.98%*          0.98%           0.95%           0.90%           0.93%           0.96%*
   Net investment income...........        3.32%*          2.56%           2.57%           2.86%           2.72%           2.91%*
Management and Distribution support
 and service fees waived...........        0.00%*          0.00%           0.03%           0.07%           0.04%           0.03%*


*  Annualized
** Unannualized
+  Live Oak shares commenced distribution on November 16, 1995.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
Note 5-Financial Highlights: (Continued)

                                                             Municipal Money Market
                                   ------------------------------------------------------------------------
                                                                 Bradford Shares
                                   ------------------------------------------------------------------------
                                     For the Period
                                         Ended                        For the Year Ended March 31,
                                    August 10, 2000       -------------------------------------------------
                                      (Unaudited)            2000               1999               1998+
                                       ---------          ----------          ---------         -----------
Per Share Operating Performance:
(for a share outstanding
throughout the period)
Net asset value,
 beginning of period................   $   1.00           $    1.00           $   1.00          $     1.00
                                       ---------          ----------          ---------         -----------

Income from investment operations:
   Net investment income............       0.012               0.027              0.027               0.014
                                       ---------          ----------          ---------         -----------
Total from investment operations....       0.012               0.027              0.027               0.014
Less distributions:
   Dividends from net
    investment income...............   (   0.012)        (     0.027)         (   0.027)        (     0.014)
                                        --------           ---------           --------          ----------
Total distributions.................   (   0.012)        (     0.027)         (   0.027)        (     0.014)
                                        --------           ---------           --------          ----------
Net asset value, end of period......   $   1.00           $    1.00           $   1.00          $     1.00
                                       =========          ==========          =========         ===========

Total Return........................       1.25%**             2.73%              2.71%               2.87%*

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted)......   $   --             $   158,443         $  182,829        $    172,315

Ratios to average net assets:
   Expenses.........................       0.85%*              0.85%              0.85%               0.86%*
   Net investment income............       3.40%*              2.69%              2.67%               2.81%*
Management and Distribution support
 and service fees waived............       0.18%*              0.18%              0.18%               0.17%*

*  Annualized
** Unannualized
+  Bradford shares commenced distribution on October 1, 1997.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
















   CORTLAND
   TRUST, INC.


























                                   Semi-Annual
                               September 30, 2000
                                   (Unaudited)







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



Cortland Trust, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





CRT900S

--------------------------------------------------------------------------------